SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1999

                            FOR THE JNL SERIES TRUST


The Board of Trustees of the JNL Series Trust ("Trust") has called a special meeting of shareholders of each of the Goldman Sachs/JNL Growth & Income Series and the T. Rowe Price/JNL International Equity Investment Series (collectively, the "Series"). The shareholder meeting is scheduled to be held on April 20, 2000 for each of the Series for the purposes described below.

Goldman Sachs/JNL Growth & Income Series
----------------------------------------

The purposes of the shareholder meeting with respect to this Series are:

(1) To approve a change of sub-adviser for the Series from Goldman Sachs Asset Management to Janus Capital Corporation ("Janus")

(2) To approve an increase in the investment advisory and sub-advisory fees for the Series as follows:

--------------------------------------------------------------------------------
                   Current Advisory Fee         Proposed Advisory Fee
-------------------------------------------------------------------------------
Assets                             Fees       Assets                 Fees
--------------------------------------------- ---------------------- -----------

$0 to $50 million ................ .925%      $0 to $300 million ... .95%
---------------------------------- ---------- ---------------------- -----------

$50 million to $200 million ...... .90%       Over $300 million .... .90%
---------------------------------- ---------- ---------------------- -----------
$200 million to $350 million ..... .85%
---------------------------------- ---------- ---------------------- -----------
Over $350 million ................ .80%
---------------------------------- ---------------------------------------------


--------------------------------------------------------------------------------
           Current Sub-Advisory Fee            Proposed Sub-Advisory Fee
--------------------------------------------------------------------------------
Assets                             Fees       Assets                 Fees
---------------------------------- ---------- ---------------------- -----------
$0 to $50 million ................ .50%       $0 to $100 million ... .55%
---------------------------------- ---------- ---------------------- -----------
$50 million to $200 million ...... .45%       $100 to $500 million . .50%
---------------------------------- ---------- ---------------------- -----------
$200 million to $350 million ..... .40%       Over $500 million .... .45%
---------------------------------- ---------- ---------------------- -----------
Over $350 million ................ .35%
---------------------------------- ---------- ---------------------- -----------

If approved by the shareholders, Janus would become the new sub-adviser to the Series effective May 1, 2000. The name of the Series will be changed to the JNL/Janus Growth & Income Series. In addition, certain investment policies, practices and strategies of the Series will be changed to reflect the management style of Janus, the new sub-adviser.

Janus, with principal offices at 100 Fillmore Street, Denver, Colorado 80206, currently serves as the sub-adviser to certain other Series of the Trust. Janus provides investment advisory services to mutual funds and other institutional accounts.

T. Rowe Price/JNL International Equity Investment Series
--------------------------------------------------------

The purpose of the shareholder meeting with respect to this Series is to approve a change of sub-adviser for the Series from Rowe Price-Fleming International, Inc. to Putnam Investment Management, Inc. ("Putnam"). If approved by shareholders, Putnam would become the new sub-adviser to the Series effective May 1, 2000. The name of the Series will be changed to the JNL/Putnam International Equity Series. The investment objective of the Series would remain the same as would the advisory and sub-advisory fees. The portfolio managers of Putnam will seek consistent, above-average relative returns and below-average relative risk through a balance of country and sector diversification and the selection of believed underpriced companies. Putnam will select stocks for the Series using its valuation approach to identify significantly mispriced companies.

Putnam, located at One Post Office Square, Boston, Massachusetts 02109, is the sub-adviser to certain other Series of the Trust. Putnam has been managing mutual funds since 1937.

This Supplement is dated February 15, 2000.